Commitments and Contingencies (Sound Concepts Inc.) (Tables)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Summary of Operating Lease Commitments

The following is the Company’s operating lease commitments for the next four fiscal years:

Year Ending	Lease
December 31,	Obligation
2019	$373,000
2020	348,000
2021	340,000
2022	304,000
2023	313,000
Total	$1,678,000